Credit facilities	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Credit facilities

Note 10 – Credit facilities

Short-term loans – banks

Outstanding balances on short-term bank loans consist of the following:

Bank Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2024	December 31, 2023
China Bank of Communication(1)	January 2025 (repaid in January 2025)	4.4%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.	417,339	—
China Bank of Communication(1)	August 2024	4.9-5%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.	—	423,567
China Bank of Communication(1)	January 2025 (extended to November 2026)	4.4%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.	695,565	—
China Bank of Communication(1)	January 2024 (extended to December 2024)	4.6%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.	—	705,945
Postal saving bank of China (2)	June 2024	5.7%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	564,756
Zhejiang Hecheng Rural Commercial Bank Co.，Ltd (3)	August 2025	12.4%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	166,936	—
China resource bank	March 2024	5.8%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	412,272
Bank of China (4)	November 2025	3.6-.3.9%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd	317,178	—
Bank of China (4)	November 2024	3.9%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd	—	415,096
China Construction Bank	December 2024	4.0%	Guaranteed by Chun’E Zhao, the legal representative of Guangxi CWT Environmental Technology Co., Ltd.	—	52,240
Weizhong Bank	August 2025	5.9%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	132,489	—
Weizhong Bank	February 2025	6.1-9.7%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	154,509
Weizhong Bank	November 2025	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	68,011	—
Weizhong	February 2025 (repaid in February 2025)	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	3,784	—
Weizhong	February 2025 (repaid in February 2025)	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	13,249	—
Total				$1,814,551	$2,728,385

(1)	In August 2022, the Company secured a renewable line of credit (“Line of Credit 1”) worth approximately $1.1 million from China Bank of Communication for a two-year period. This line of credit is backed by the guarantee of Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company, and it is secured by a real estate property owned by Yunwu Li. On January 2, 2024, the Line of Credit 1 was extended to July 14, 2024 and further extended to November 18, 2026.

(2)	In June 2023, the Company secured a renewable line of credit (“Line of Credit 2”) worth approximately $0.6 million from Postal Savings Bank of China for a two-year term. This line of credit is guaranteed by Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company. Simultaneously, on the same date, the Company withdrew approximately $0.6 million from Line of Credit 2, which carries an interest rate of 5.7%. In June 2024, the Company has fully repaid the loan under Line of Credit 2.

(3)	On August 30, 2024, the Company entered into a loan agreement with Zhejiang Hecheng Rural Commercial Bank Co Ltd, for approximately $0.2 million. The loan is guaranteed by Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company to be due in August 2025 with 4.25% interest rate per annum.

Long-term loans – bank

Outstanding balances on long-term bank loans consist of the following:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	December 31, 2024	December 31, 2023

Weizhong Bank	July 2023 (renewal to February 2025)	6.1-9.7%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	$—	$79,463
Sichuan Xinwang Bank Co., Ltd	May 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	115,927	—
Weizhong Bank	January 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	8,612	—
Weizhong Bank	March 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	19,873	—
Zhejiang Hecheng Rural Commercial Bank Co.,Ltd	March 2026	5%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	69,557	—
Total				$213,969	$79,463

Short-term loans – third parties

Outstanding balances on long-term third-party loans consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2024	December 31, 2023

Lou Hong	September 30, 2025	0%	None	$626,009	$—
Lingyu Ye	December 2019 (renewed in December 2020, extended to December 2024)	0%	None	—	28,237
Runze Li	December 31, 2025	0%	None	2,086	43,769
Shanghai Xinjing Construction Labor Service Center	November 30, 2025	0%	None	208,670	211,784
Xiamen Haosheng Investing Co., Ltd.	April 2020 (extended to April 2024)	0%	None	—	28,238
Total				$836,765	$312,028

Interest expense pertaining to the above loans for the years ended December 31, 2024, 2023, and 2022 were amounted to $136,757, $106,130 and $64,658, respectively.